Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions.
Schedule of details of provisions

	Thousands of Euros
	31/12/2024	31/12/2023
Provisions for pensions and similar obligations (a)	102,126	100,159
Other provisions	22,922	16,766
Non-current provisions	125,048	116,925

Trade provisions	25,089	39,695
Other provisions	13,524	8,111
Current provisions	38,613	47,806

Schedule of movement in non current and current provisions

	Thousands of Euros
	Reference	31/12/2024	31/12/2023	31/12/2022
Opening balance		164,731	166,402	55,529

Business combinations	Note 3	—	—	138,476
Net charges		9,261	28,696	12,588
Net cancellations		(15,019)	(19,571)	(9,091)
Transfers		3,526	(9,550)	(33,575)
Translation differences		1,162	(1,246)	2,475
Closing balance		163,661	164,731	166,402

Schedule of components of net defined benefit liability, costs for the defined benefit plans and reconciliation of the net present value of the defined benefit obligation

	Thousands of Euros
	31/12/2024	31/12/2023
From pension plans	95,555	95,721
From similar obligations	17,733	15,195
Net present value of defined benefit obligations	113,288	110,916

For pension plans	9,011	8,738
For similar obligations	2,151	2,019
Fair value of plan assets	11,162	10,757

From pension plans	86,544	86,983
From similar obligations	15,582	13,176
Net defined benefit liability	102,126	100,159

	Thousands of Euros
	31/12/2024	31/12/2023
Current service cost	4,704	5,204
Net interest expenses	3,361	3,536
Total expenses recognised in profit and loss	8,065	8,740

Actuarial (gains)/losses due to experience adjustments	(1,914)	(1,131)
Actuarial (gains)/losses due to changes in financial assumptions	(1,206)	4,200
Return on plan assets (excluding amounts included in net interest expense)	(111)	(227)
Revaluation recognised directly in other comprehensive income	(3,231)	2,842
Defined benefit costs	4,834	11,582

	Thousands of Euros
	31/12/2024	31/12/2023
Net present value of defined benefit obligation	110,916	102,693

Current service cost	5,656	5,136
Interest expense	3,361	3,536
Expenses recognised in the statement of profit and loss	9,017	8,672

Actuarial losses due to experience adjustments	(1,914)	(1,131)
Actuarial gains due to changes in financial assumptions	(1,206)	4,200
Revaluation recognised directly in other comprehensive income	(3,120)	3,069

Pension benefits paid	(3,525)	(3,518)
Net present value of defined benefit obligations at 31 December	113,288	110,916

Schedule of reconciliation of the fair value of plan assets

	Thousands of Euros
	31/12/2024	31/12/2023
Fair value of plan assets	10,757	8,622

Interest income	268	95
Income recognised in the consolidated statement of income	268	95

Return on plan assets (excluding amounts included in net interest expenses)	(145)	(108)
Revaluations recognised directly in the statement of comprehensive income	(145)	(108)

Contribution by the employer	306	2,208
Payments from plan assets	(24)	(60)
Fair value of plan assets as of 31 December	11,162	10,757

Schedule of expected payment on current and pension obligations

	Thousands of Euros
	31/12/2024	31/12/2023
In the next 12 months	6,550	5,239
Between 2 and 5 years	22,756	22,369
Between 5 and 10 years	30,402	31,307
After 10 years	127,256	122,746
Total expected payments	186,964	181,661

Schedule of asset classes composing fair value of plan assets

	Thousands of Euros
	31/12/2024	31/12/2023
Cash and cash equivalents	2,941	102
Financial investment	131	2,750
Fund shares	8,090	7,905
Total assets	11,162	10,757

Schedule of actuarial assumptions used to calculate the pension plan provision

	31/12/2024	31/12/2023
Discount rate	3.5%	3.4%
Expected return on plan assets	3.4%	1.7%
Rate of increase for wages and salaries	3.4%	3.4%
Rate of interest for pensions	2.0%	2.0%
Employee turnover rate	3.0%	3.0%

Schedule of sensibility analysis of parameter change

	Thousands of Euros
	Parameter change	Impact on the pension
Rate of interest	Increase by 50 basis points	(5,386)
Rate of interest	Decrease by 50 basis points	5,957
Salary trend	Increase by 50 basis points	93
Salary trend	Decrease by 50 basis points	(91)
Pension trend	Increase by 100 basis points	6,292
Pension trend	Decrease by 100 basis points	(5,360)
Life expectancy	Increase by one year	3,059

The impact on the net present value calculation as of 31 December 2023 is as follows:

	Thousands of Euros
	Parameter change	Impact on the pension
Rate of interest	Increase by 50 basis points	(5,411)
Rate of interest	Decrease by 50 basis points	5,510
Salary trend	Increase by 50 basis points	159
Salary trend	Decrease by 50 basis points	(154)
Pension trend	Increase by 100 basis points	6,737
Pension trend	Decrease by 100 basis points	(5,729)
Life expectancy	Increase by one year	3,185

Schedule of breakdown of expense for defined contribution plans

	Thousands of Euros
	31/12/2024	31/12/2023
Defined contribution plans of the Company	35	38
Employer contributions to statutory pension scheme	13,425	12,062
	13,460	12,100